Deferred charges, net	12 Months Ended
Dec. 31, 2020
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets, is as follows:

Dry-docking costs
Balance September 30, 2018	$443,394
Amortization	(102,324)
Balance December 31, 2018	$341,070
Amortization	(341,070)
Balance December 31, 2019	$—
Additions	2,216,102
Amortization	(154,529)
Balance December 31, 2020	$2,061,573

On February 14, 2020, the Magic P commenced its scheduled dry-dock which was completed on March 21, 2020 and, on November 20, 2020 the Magic Sun commenced its scheduled dry-dock which was completed on December 24, 2020. The Magic Moon was undergoing dry-dock as of December 31, 2020. Amortization of deferred dry-docking costs is included in Depreciation and amortization in the accompanying consolidated statements of comprehensive income/(loss).